Loans Receivable (Details) - USD ($)	Oct. 27, 2025	Oct. 17, 2025	Nov. 18, 2024	Nov. 14, 2024	Oct. 28, 2024	Dec. 31, 2024	Jun. 30, 2024
Loans Receivable [Line Items]
Loan amount						$ 425,951	$ 6,857,415
WELL FANCY DEVELOPMENT LTD. [Member]
Loans Receivable [Line Items]
Loan amount					$ 283,050
Interest rate					5.00%
Terms					September 27, 2025
HAMASEN INTERNATIONAL CONSULTANCY LIMITED [Member]
Loans Receivable [Line Items]
Loan amount					$ 600,000
Interest rate					5.00%
Terms					October 27, 2025
LIBRA APPRAISAL LIMITED [Member]
Loans Receivable [Line Items]
Loan amount					$ 500,000
Interest rate					5.00%
Terms					October 27, 2025
GIANT IMAGE LIMITED [Member]
Loans Receivable [Line Items]
Loan amount			$ 832,000	$ 300,000	$ 2,000,000
Interest rate			5.00%	5.00%	5.00%
Terms				October 13, 2025
Forecast [Member]
Loans Receivable [Line Items]
Repaid loan	$ 2,000,000	$ 832,000